Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Cash flows from operating activities:
Net loss	¥ (1,974,536)	$ (12,534)	¥ (1,965,491)	¥ (1,109,468)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	189,718	1,204	110,576	75,182
Stock-based compensation	3,577	23	65,537
Foreign exchange remeasurement gains	(34,611)	(220)
Change in fair value of warrants liabilities	(21,614)	(137)
Asset retirement obligation accretion	1,864	12	715	599
Other	(17)	0	34	311
Changes in operating assets and liabilities:
Accounts receivable - trade	(46,101)	(293)	(116,108)	(67,236)
Inventories	(35,661)	(226)	(99,814)	(17,674)
Consumption tax refund	24,468	155	(96,428)	(38,485)
Prepaid expenses and other current assets	78,135	496	(104,037)	22,197
Operating lease right-of-use assets, net	124,551	791	56,147	(283,840)
Other assets	(35,584)	(226)	3,496	(13,037)
Accounts payable	(271,102)	(1,721)	422,999	9,969
Accrued expenses and other current liabilities	(43,319)	(275)	(27,568)	42,663
Operating lease liabilities	(49,970)	(317)	(63,500)	303,493
Net cash used in operating activities	(2,090,202)	(13,268)	(1,813,442)	(1,075,326)
Cash flows from investing activities:
Purchases of property and equipment	(172,878)	(1,097)	(80,360)	(70,484)
Proceeds from sales of property and equipment	69	0
Purchases of intangible assets	(11,102)	(70)	(8,924)	(4,218)
Net cash used in investing activities	(183,911)	(1,167)	(89,284)	(74,702)
Cash flows from financing activities:
Proceeds from borrowings			250,000	250,000
Repayments of borrowings	(13,332)	(85)	(5,555)	(300,000)
Repayments of finance lease liabilities	(15,039)	(95)	(14,315)	(4,766)
Payments of offering costs	(240,900)	(1,529)	(158,957)	(65,344)
Proceeds from issuance of convertible preferred stock, net			2,171,103
Proceeds from issuance of common stock upon initial public offering - net of underwriting discounts and commissions	1,949,941	12,377
Proceeds from issuance of common stock upon exercise of stock option	31,082	197
Net cash (used in) provided by financing activities	1,711,752	10,865	2,242,276	(120,110)
Effect of exchange rate changes on cash and cash equivalents	34,611	220
Net (decrease) increase in cash and cash equivalents	(527,750)	(3,350)	339,550	(1,270,138)
Cash and cash equivalents at beginning of year	2,135,513	13,555	1,795,963	3,066,101
Cash and cash equivalents at end of year	1,607,763	10,205	2,135,513	1,795,963
Supplemental disclosures of cash flows information:
Interest	31,365	199	28,748	24,777
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for lease liabilities	488,916	3,103	9,573	347,445
Reduction of operating lease right-of-use asset related to remeasurement of lease liability			947,390
Property and equipment acquired under finance leases			3,996	47,147
Purchases of property and equipment included in accounts payable	2,422	15	4,299	2,258
Purchases of intangible assets included in accounts payable			496	1,970
Change in estimate for asset retirement obligations			10,158
Asset retirement obligation incurred	82,440	523		5,526
Conversion of convertible preferred stock to common stock			1,089,380
Offering costs included in accounts payable, accrued expenses and other current liabilities	¥ 1,411	$ 9	¥ 38,387	¥ 9,680